14. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Note 14. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

14.	SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

The significant non-cash transaction for the six months ended June 30, 2013 consisted of the following item:

•	funding by OTLLC of the Company’s investment requirements for the Entrée-OTLLC Joint Venture of $93,246 (June 30, 3012 – $492,113).